NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)						3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2024	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($)		Dec. 31, 2022 CAD ($)		Dec. 31, 2021 CAD ($)	[1]	Sep. 22, 2022 shares	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split		1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Loss for the year | $						$ 5,418,470	$ 1,439,785	$ 35,958,412	$ 3,327,542	$ 18,495,121	[1]	$ 1,664,684	[1]	$ 4,878,738
Accumulated deficit | $						$ 60,628,662		$ 60,628,662		$ 25,312,169		$ 6,817,048
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for seventeen (17) reverse stock split				one (1) for one hundred ninety (190) reverse stock split
Zigi Carmel Initiatives and Investments Ltd. [member] | Former shareholder [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Former shareholder [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																41,684
Zigi Carmel Initiatives and Investments Ltd. [member] | Former shareholder [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest																100.00%
Number of shares issued																7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Former shareholder [member] | Share exchange agreement [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																2,452
Zigi Carmel Initiatives and Investments Ltd. [member] | Former shareholder [member] | Share exchange agreement [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																41,684
Zigi Carmel Initiatives and Investments Ltd. [member] | Former shareholder [member] | Share exchange agreement [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Former shareholder [member] | Share exchange agreement [member] | Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																2,452
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest																	74.00%

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)